WRL Letterhead




                                 June 29, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:  WRL Series Fund, Inc.
               1933 Act File No.: 33-507

        Filer CIK No.  0000778207

Dear Sir/Madam:

    Pursuant  to  Rule  497(e) on behalf of the  above-referenced
Registrant, attached for electronic filing are two Supplements dated June 19, 2001 and June 25, 2001, respectively, to the
Registrant's Prospectus dated May 1, 2001.

    Please do not hesitate to contact me at (727) 299-1824 if you have any questions or concerns regarding this filing.

                                 Sincerely,


                                 /s/ John K. Carter
                                 John K. Carter, Esq.
                                 Vice President, Secretary
                                 & Senior Counsel


Attachment

cc: Kimberly J. Smith, Esq.